Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 7, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)

on behalf of Eaton Vance Multi-Strategy Absolute Return Fund & Eaton Vance Multi-Strategy All Market Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated June 19, 2014 to the Statutory Prospectus dated March 1, 2014 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated June 19, 2014 in XBRL for the Fund.

Please contact me at (617) 672-8626, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Courtney Clark

Courtney Clark

Senior Fund Regulatory Specialist